Share-Based Compensation - Summary of Stock Option Activity (Details) - 2022 Equity Incentive Plan	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Options, Granted | shares	5,165,328
Stock Options, Forfeited | shares	(122,700)
Stock Options Outstanding, Ending Balance | shares	5,042,628
Stock Options, Exercisable | shares	131,461
Weighted-Average Exercise Price, Granted | $ / shares	$ 3.86
Weighted-Average Exercise Price, Forfeited | $ / shares	3.73
Weighted-Average Exercise Price Outstanding, Ending Balance | $ / shares	3.86
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 3.99
Weighted-Average Remaining Contractual Term (Years)	9 years 6 months
Weighted-Average Remaining Contractual Term (Years), Exercisable	2 years 1 month 6 days